Investment Securities, Held-to-maturity Securities, Maturity (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Amortized Cost [Abstract]
Due in one year or less	$ 0
Due in one year through five years	86,215
Due in five years through ten years	0
Amortized Cost	86,215
Fair Value [Abstract]
Due in one year or less	0
Due in one year through five years	90,305
Due in five years through ten years	0
Fair Value	$ 90,305